UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania (Address of principal executive officers)	19112 (Zip code)

Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: December 31
Date of reporting period: June 30, 2018

Item 1.    Reports to Shareholders.
The semi-annual report (the “Semi-Annual Report”) of FS Multi - Strategy Alternatives Fund (the “Fund”), a series of FS Series Trust (the “Trust”) for the six months ended June 30, 2018 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Multi-Strategy Alternatives Fund
a series of FS Series Trust
2018
Semi-Annual Report (unaudited)

Semi-Annual Report for the Period January 1, 2018 to June 30, 2018

Shareholder Fee Example (unaudited)
Fund Expenses—for the period from January 1, 2018 through June 30, 2018 (Unaudited)
Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the six months ended June 30, 2018.
Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value (1/1/2018)	Ending Account Value (6/30/2018)	Expenses Paid During Period*	Annualized Net Expense Ratio**
Actual
Class A Shares	$1,000.00	$987.20	$3.44	0.70%
Class I Shares	$1,000.00	$989.20	$2.22	0.45%
	Beginning Account Value (1/1/2018)	Ending Account Value (6/30/2018)	Expenses Paid During Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,021.33	$3.50	0.70%
Class I Shares	$1,000.00	$1,022.57	$2.25	0.45%

*
Expenses are calculated using the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 1, 2018.

**
Annualized ratio of expenses to average net assets for the period from January 1, 2018 through June 30, 2018. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, the Fund’s investment adviser.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2018
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds—16.9%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$350	$355	$356
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	475	506	497
AMC Entertainment Holdings, Inc., 5.9%, 2/15/2022		Entertainment	125	126	127
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	200	211	175
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	200	204	192
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023		Distribution/Wholesale	325	338	337
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	375	376	373
CCO Holdings LLC/CCO Holdings Capital Corp., 5.1%, 2/15/2023		Media Entertainment	450	458	447
Century Communities, Inc., 6.9%, 5/15/2022		Home Builders	450	464	461
Chemours Co., 6.6%, 5/15/2023		Chemicals	212	222	223
Chesapeake Energy Corp., 5.6%, 4/15/2019		Oil & Gas	378	378	378
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media Entertainment	200	200	199
Comstock Resources, Inc., 10.0%, 3/15/2020		Oil & Gas	500	524	523
Covanta Holding Corp., 5.9%, 7/1/2025		Environmental Control	200	194	194
CyrusOne LP/CyrusOne Finance Corp., 5.4%, 3/15/2027		Real Estate Investment Trusts	450	451	448
DISH DBS Corp., 6.8%, 6/1/2021		Media Entertainment	338	345	339
Envision Healthcare Corp., 5.6%, 7/15/2022		Healthcare-Services	563	572	575
Genesis Energy LP/Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	275	283	279
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	375	386	381
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	375	367	365
Gibraltar Industries, Inc., 6.3%, 2/1/2021		Construction Materials	150	152	152
HCA, Inc., 5.4%, 2/1/2025		Healthcare-Services	338	335	334
Herbalife Ltd., 2.6%, 3/15/2024	(d)	Pharmaceuticals	135	140	143
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	475	464	470
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	500	503	494
Johnson Electric Holdings Ltd., 1.0%, 4/2/2021		Electrical Computer & Equipment	250	268	268
Lamar Media Corp., 5.8%, 2/1/2026		Advertising	594	603	605
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Level 3 Communications, Inc., 5.8%, 12/1/2022		Telecommunications	$688	$693	$689
LIN Television Corp., 5.9%, 11/15/2022		Media Entertainment	550	568	562
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	350	344	328
M/I Homes, Inc., 6.8%, 1/15/2021		Home Builders	59	61	61
Mercer International, Inc., 7.8%, 12/1/2022		Forest Products & Paper	125	132	132
MPT Operating Partnership LP/MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	533	538
NGL Energy Partners LP/NGL Energy Finance Corp., 6.9%, 10/15/2021		Gas	75	75	76
NRG Energy, Inc., 6.3%, 7/15/2022		Electric	661	683	681
NuStar Logistics LP, 4.8%, 9/1/2020		Pipelines	450	454	452
Pactiv LLC, 8.0%, 12/15/2025	(e)	Packaging & Containers	255	288	280
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.9%, 2/15/2021		Packaging & Containers	444	450	449
Spectrum Brands Holdings, 7.8%, 1/15/2022	(e)	Holding Companies-Diversified	700	729	723
Sprint Communications, Inc., 7.0%, 8/15/2020		Telecommunications	69	72	71
Sprint Corp., 7.3%, 9/15/2021		Telecommunications	688	722	716
Tenet Healthcare Corp., 6.8%, 6/15/2023		Healthcare-Services	188	189	187
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	543	540
Tribune Media Co., 5.9%, 7/15/2022		Media Entertainment	656	669	662
Uniti Group, Inc./CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	188	188	180
William Lyon Homes, Inc., 7.0%, 8/15/2022	(e)	Home Builders	200	207	204
Total Corporate Bonds				17,025	16,866
Convertible Bonds—8.5%
Acorda Therapeutics, Inc., 1.8%, 6/15/2021		Biotechnology	211	216	205
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/2022		Real Estate Investment Trusts	318	322	316
Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/2019		Real Estate Investment Trusts	79	83	84
Arbor Realty Trust, Inc., 5.4%, 11/15/2020		Real Estate Investment Trusts	122	136	136
Blackstone Mortgage Trust, Inc., 4.8%, 3/15/2023		Real Estate Investment Trusts	279	274	272
Citrix Systems, Inc., 0.5%, 4/15/2019		Software	100	139	145
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Ctrip.com International Ltd., 1.0%, 7/1/2020		Internet	$62	$65	$65
Dermira, Inc., 3.0%, 5/15/2022		Pharmaceuticals	—	—	—
DISH Network Corp., 2.4%, 3/15/2024		Media Entertainment	430	379	380
Envestnet, Inc., 1.8%, 12/15/2019		Software	266	280	281
Finisar Corp., 0.5%, 12/15/2036		Telecommunications	162	147	147
FireEye, Inc., 0.9%, 6/1/2024	(d)	Internet	104	104	98
FireEye, Inc., 1.6%, 6/1/2035		Internet	560	516	514
Gannett Co., Inc., 4.8%, 4/15/2024	(d)	Media Entertainment	302	304	329
Guidewire Software, Inc., 1.3%, 3/15/2025		Software	248	246	253
IH Merger Sub LLC, 3.5%, 1/15/2022		Real Estate Investment Trusts	72	79	81
Integrated Device Technology, Inc., 0.9%, 11/15/2022		Semiconductors	257	298	294
InterDigital, Inc., 1.5%, 3/1/2020		Telecommunications	169	191	208
Invacare Corp., 5.0%, 2/15/2021		Healthcare-Products	238	287	310
KKR Real Estate Finance Trust, Inc., 6.1%, 5/15/2023	(d)	Real Estate Investment Trusts	204	204	205
Ligand Pharmaceuticals, Inc., 0.8%, 5/15/2023	(d)	Biotechnology	215	218	223
Medicines Co., 2.5%, 1/15/2022		Biotechnology	140	152	171
National Health Investors, Inc., 3.3%, 4/1/2021		Real Estate Investment Trusts	—	—	—
Nuance Communications, Inc., 1.0%, 12/15/2035		Software	235	210	211
Nutanix, Inc., 0.0%, 1/15/2023	(d)(f)	IT Services	322	424	399
Redwood Trust, Inc., 5.6%, 7/15/2024		Real Estate Investment Trusts	90	89	89
Ship Finance International Ltd., 4.9%, 5/1/2023		Transportation	434	434	448
Teladoc, Inc., 1.4%, 5/15/2025	(d)	Healthcare-Services	163	165	206
Teradyne, Inc., 1.3%, 12/15/2023		Semiconductors	325	432	433
Tesla, Inc., 2.4%, 3/15/2022		Auto Manufacturers	165	180	201
Twilio, Inc., 0.3%, 6/1/2023	(d)	Internet	152	155	158
Vishay Intertechnology, Inc., 2.3%, 6/15/2025	(d)	Electronics	293	293	288
Vishay Intertechnology, Inc., 2.3%, 5/15/2041		Electronics	604	661	829
Vocera Communications, Inc., 1.5%, 5/15/2023	(d)	IT Services	70	72	78
Zendesk, Inc., 0.3%, 3/15/2023	(d)	Internet	98	107	106
Zillow Group, Inc., 2.0%, 12/1/2021		Internet	242	318	308
Total Convertible Bonds				8,180	8,471

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Shares	Cost(b)	Fair Value(c)
Convertible Preferred Stocks—0.1%
Fortive Corp.		Electronics	98	$98	$101
Total Convertible Preferred Stocks				98	101

Portfolio Company(a)	Footnotes	Yield	Shares	Cost	Fair Value(c)
Short-Term Investments—63.8%
State Street Institutional Liquid Reserves Fund—Premier Class	(g)	2.08%	63,753,576	$63,758	$63,760
Total Short-Term Investments				63,758	63,760

Portfolio Company(a)	Counterparty	Footnotes	Industry	Contracts	Cost	Fair Value(c)
Put Options Purchased—0.0%
Dermira, Inc., $7.0, 7/20/2018	Morgan Stanley	(h)	Pharmaceuticals	21	$1	$—
Redwood Trust, Inc., $12.5, 10/19/2018	Morgan Stanley	(h)	Real Estate Investment Trusts	32	1	1
Teladoc, Inc., $30.0, 7/20/2018	Morgan Stanley	(h)	Healthcare-Services	10	—	—
Tesla, Inc., $200.0, 7/20/2018	Morgan Stanley	(h)	Auto Manufacturers	3	1	—
Wright Medical Group NV, $17.5, 11/16/2018	Morgan Stanley	(h)	Healthcare-Products	18	—	—
Total Purchased Options					3	1
TOTAL INVESTMENTS—89.3%					$89,064	$89,199
Other Assets in Excess of Liabilities—10.7%						10,722
Net Assets—100.0%						$99,921

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(0.2)%
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	$(100)	$(98)	$(97)
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	(73)	(72)	(69)
Total Corporate Bonds Sold Short				(170)	(166)

Portfolio Company(a)	Footnotes	Industry	Shares(b)	Cost	Fair Value(c)
Common Stocks Sold Short—(4.3)%
Acorda Therapeutics, Inc.		Biotechnology	(3)	$(84)	$(72)
Apollo Commercial Real Estate Finance, Inc.		Real Estate Investment Trusts	(8)	(148)	(146)
Arbor Realty Trust, Inc.		Real Estate Investment Trusts	(10)	(100)	(100)
Blackstone Mortgage Trust, Inc.		Real Estate Investment Trusts	(2)	(60)	(60)
Citrix Systems, Inc.		Software	(1)	(140)	(139)
Ctrip.com International Ltd.		Internet	—	(25)	(24)
DISH Network Corp.		Media Entertainment	(2)	(79)	(70)
Envestnet, Inc.		Software	(2)	(120)	(122)
Finisar Corp.		Telecommunications	(1)	(13)	(15)
FireEye, Inc.		Internet	(2)	(30)	(27)
Fortive Corp.		Electronics	(1)	(65)	(66)
Gannett Co., Inc.		Media Entertainment	(15)	(144)	(160)
Guidewire Software, Inc.		Software	(1)	(117)	(123)
Herbalife Ltd.		Pharmaceuticals	(1)	(72)	(76)
Integrated Device Technology, Inc.		Semiconductors	(5)	(176)	(172)
InterDigital, Inc.		Telecommunications	(1)	(102)	(110)
Invacare Corp.		Healthcare-Products	(11)	(185)	(200)
Invitation Homes, Inc.		Real Estate Investment Trusts	(2)	(42)	(43)
KKR Real Estate Finance Trust, Inc.		Real Estate Investment Trusts	(1)	(28)	(28)
Ligand Pharmaceuticals, Inc.		Biotechnology	(1)	(104)	(108)
Medicines Co.		Biotechnology	(3)	(90)	(108)
Nuance Communications, Inc.		Software	(3)	(37)	(36)
Nutanix, Inc.		IT Services	(5)	(306)	(275)
Ship Finance International Ltd.		Transportation	(16)	(227)	(239)
Teladoc, Inc.		Healthcare-Services	(2)	(101)	(134)
Teradyne, Inc.		Semiconductors	(8)	(301)	(303)
Tesla, Inc.		Auto Manufacturers	—	(108)	(126)
Twilio, Inc.		Internet	(1)	(76)	(78)
Vishay Intertechnology, Inc.		Electronics	(37)	(726)	(869)
Vocera Communications, Inc.		IT Services	(1)	(38)	(43)
Zendesk, Inc.		Internet	(1)	(61)	(60)
Zillow Group, Inc.		Internet	(3)	(209)	(197)
Total Common Stocks Sold Short				(4,114)	(4,329)
Total Securities Sold Short				(4,284)	(4,495)

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Total Return Equity Swaps(i)—0.3%
Deutsche Bank	F - 0.4%	J2 Global, Inc.	10/27/2018	$548	$16	$—	$16	$—
Deutsche Bank	F - 0.4%	Altaba, Inc.	11/17/2018	152	15	—	15	—
Deutsche Bank	F - 0.4%	Apollo Commercial Real Estate Finance, Inc.	10/26/2018	100	3	—	3	—
Deutsche Bank	F - 0.4%	Servicenow, Inc.	11/3/2018	228	17	—	17	—
Deutsche Bank	F - 0.4%	Aerojet Rocketdyne Holdings, Inc.	11/8/2018	42	—	—	—	—
Deutsche Bank	F - 0.4%	Interdigital, Inc.	10/6/2018	45	2	—	2	—
Deutsche Bank	F - 0.4%	Liberty Media Corp.	10/19/2018	147	(10)	—	—	10
Deutsche Bank	F - 0.4%	Workday Inc.	10/12/2018	86	5	—	5	—
Deutsche Bank	F - 0.4%	Nice Ltd.	10/6/2018	693	35	—	35	—
Deutsche Bank	F - 0.4%	Hannon Armstrong Sustainable Infrastructure	10/16/2018	70	(5)	—	—	5
Deutsche Bank	LIBOR - 0.4%	Veeco Instruments, Inc.	12/7/2018	33	5	—	5	—
Deutsche Bank	LIBOR - 0.4%	Wright Medical Group N.V	5/18/2019	246	(1)	—	—	1
Deutsche Bank	LIBOR - 0.4%	ON Semiconductor Corp.	5/16/2019	852	112	—	112	—
Deutsche Bank	LIBOR - 0.4%	Redwood Trust, Inc.	6/12/2019	136	—	—	0	—
Deutsche Bank	LIBOR - 0.4%	Silicon Laboratories, Inc.	6/12/2019	421	36	—	36	—
Deutsche Bank	Libor	Axa Equitable Holdings, Inc.,	6/13/2019	166	4	—	4	—
Total Total Return Equity Swaps					$234	$—	$250	$16
Total Return Debt Swaps(i)—(0.3)%
Deutsche Bank	Liberty Media Corp., 1.0%, 01/30/2023	LIBOR + 0.9%	3/21/2019	236	14	(1)	15	—
Deutsche Bank	Chemours, Co., 6.7%, 5/15/2023	LIBOR + 1.30%	11/17/2020	129	1	(1)	2	—
Deutsche Bank	Spectrum Brands, Inc., 6.6%, 11/15/2022	LIBOR + 1.30%	11/17/2020	—	—	—	—	—
Deutsche Bank	Starwood Property Trust, Inc., 4.4%, 04/01/2023	LIBOR + 0.9%	10/23/2018	—	—	—	—	—
Deutsche Bank	Hannon Armstrong Sustainable Infrastructure, 4.1%, 09/01/2022	LIBOR + 0.9%	10/16/2018	343	—	1	—	1
Deutsche Bank	Aerojet Rocketdyn Holdings, 2.3%, 12/15/2023	LIBOR + 0.9%	11/8/2018	58	—	(1)	1	—
Deutsche Bank	Teva Pharmaceutical Finance Company BV, 3.7%, 11/10/2021	LIBOR + 1.30%	11/17/2020	250	—	(1)	1	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	NGL Energy Partners LP/NGL Energy Finance Corp., 6.9%, 10/15/2021	LIBOR + 1.45%	1/21/2022	$200	$(1)	$(2)	$1	$—
Deutsche Bank	Covanta Holding Corp., 6.4%, 10/1/2022	LIBOR + 1.45%	1/24/2022	200	(1)	(2)	1	—
Deutsche Bank	Interdigital, Inc., 1.5%, 03/01/2020	LIBOR + 0.9%	10/12/2018	46	(1)	(1)	—	—
Deutsche Bank	CCO Holdings, 5.3%, 09/30/2022	LIBOR + 1.45%	11/17/2020	126	(2)	(1)	—	1
Deutsche Bank	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/2025	LIBOR + 1.30%	11/17/2020	175	(2)	(2)	—	—
Deutsche Bank	AMC Entertainment Inc., 5.9%, 02/15/2022	LIBOR + 0.5%	11/17/2020	375	(3)	(7)	4	—
Deutsche Bank	Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020	LIBOR + 1.45%	1/21/2022	158	(3)	(3)	—	—
Deutsche Bank	Wright Medical Group N.V., 2.3%, 11/15/2021	LIBOR + 0.9%	5/18/2019	263	(3)	(3)	—	—
Deutsche Bank	William Lyon Homes, Inc., 7.0%, 8/15/2022	LIBOR + 1.30%	11/17/2020	175	(4)	(4)	—	—
Deutsche Bank	Beacon Roofing Supply, Inc., 6.4%, 10/1/2023	LIBOR + 1.30%	11/17/2020	300	(3)	(4)	1	—
Deutsche Bank	Amkor Technology, Inc., 6.4%, 10/1/2022	LIBOR + 1.30% LIBOR + 1.30%	11/17/2020	209	(4)	(3)	—	1
Deutsche Bank	iStar, Inc., 4.6%, 9/15/2020	LIBOR + 1.30%	11/17/2020	400	(4)	(4)	—	—
Deutsche Bank	Workday Inc., 1.5%, 07/15/2020	LIBOR + 0.9%	10/12/2018	62	(6)	(4)	—	2
Deutsche Bank	HCA, Inc., 5.4%, 2/1/2025	LIBOR + 1.30%	11/17/2020	350	(7)	(6)	—	1
Deutsche Bank	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.3%, 2/1/2022	LIBOR + 1.45%	1/24/2022	350	(7)	(8)	1	—
Deutsche Bank	Veeco Instruments, Inc., 2.7%, 01/15/2023	LIBOR + 0.9%	12/7/2018	221	(7)	1	—	8
Deutsche Bank	Tenet Healthcare Corp., 6.8%, 6/15/2023	LIBOR + 1.45%	1/24/2022	250	(8)	(8)	—	—
Deutsche Bank	Apollo Commercial Real Estate Finance, Inc., 4.8%, 08/23/2022	LIBOR + 0.8%	10/26/2018	373	(8)	—	—	8
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	Axa Equitable Holdings, Inc., 7.3%, 05/15/2021	Libor + 0.0%	6/13/2019	$218	$(8)	$—	$—	$8
Deutsche Bank	Redwood Trust, Inc., 4.8%, 8/15/2023	LIBOR + 0.9%	6/12/2019	365	(10)	—	—	10
Deutsche Bank	Altaba, Inc., 0.0%, 12/01/2018	LIBOR + 0.9%	11/17/2018	99	(16)	(4)	—	12
Deutsche Bank	Servicenow, Inc., 0.0%, 06/01/2022	LIBOR + 0.9%	11/3/2018	206	(18)	(8)	—	10
Deutsche Bank	J2 Global, Inc. 3.3%, 06/15/2029	LIBOR + 0.9%	10/27/2018	500	(19)	(18)	—	1
Deutsche Bank	Silicon Laboratories, Inc., 1.4%, 3/1/2022	LIBOR + 0.9%	6/12/2019	468	(36)	(5)	—	31
Deutsche Bank	Nice Ltd., 1.3%, 1/15/2024	LIBOR + 0.9%	1/18/2019	650	(41)	(14)	—	27
Deutsche Bank	ON Semiconductor Corp., 1.0%, 12/1/2020	LIBOR + 0.9%	5/16/2019	786	(97)	(13)	—	84
Total Total Return Debt Swaps					$(304)	$(126)	$27	$205
Total Return Index Swaps(i)—(12.5)%
Barclays Bank PLC	Total return on Barclays Trendstar+ Alt Roll 2 Index(j)	Fixed rate of 0.70%	5/31/2019	5,800	85	22	63	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index–Bond Index(k)	Fixed rate of 0.55%	5/31/2019	4,350	19	6	13	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index–Developed FX Index(l)	Fixed rate of 0.55%	5/31/2019	1,740	8	3	5	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index–Equity Index(m)	Fixed rate of 0.55%	5/31/2019	4,350	(30)	(8)	—	22
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index–Money Market(n)	Fixed rate of 0.55%	5/31/2019	4,350	10	4	6	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index–EM FX Index(o)	Fixed rate of 0.55%	5/31/2019	2,610	104	29	75	—
Deutsche Bank	Total return on Deutsche Bank S&P 500 Mean Reversion Index(p)		5/31/2019	3,033	—	—	—	—
Deutsche Bank	Total return on Deutsche Bank EU Fixed Income Long Vol Composite Index(q)		5/31/2019	1,703	11	5	6	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	Total return on Deutsche Bank US Fixed Income Long Vol Composite Index(r)		5/31/2019	$2,003	$(3)	$—	$—	$3
Goldman Sachs International	Total return on Goldman Sachs FX Multi Factor(s)	Fixed rate of 0.45%	5/31/2019	7,752	18	—	18	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(t)	Fixed rate of 0.15%	5/31/2019	5,866	(67)	—	—	67
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(u)	Fixed rate of 0.40%	5/31/2019	7,028	(131)	(28)	—	103
JP Morgan Chase Bank, N.A.	Total return on J. P. Morgan Government Bond Carry to–Risk Index(v)	Fixed rate of 0.45%	5/31/2019	14,573	178	113	65	—
JP Morgan Chase Bank, N.A.	Total return on J.P. Morgan Equity Risk Premium–Global Balanced Multi-Factor Index(w)		5/31/2019	3,965	31	170	—	139
JP Morgan Chase Bank, N.A.	Total return on JPM US Conviction Mean Reversion Index(x)	Fixed rate of 0.20%	5/31/2019	2,999	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Risk Premia Multi-Factor Index(y)	Fixed rate of 0.40%	5/31/2019	6,922	(106)	—	—	106
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley eVol Hedge Index(z)	Fixed rate of 0.50%	5/31/2019	1,000	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Value–Growth Factor Index(aa)	Fixed rate of 0.15%	5/31/2019	14,809	(50)	—	—	50
Societe Generale	Total return on SGI US Delta Capped Mean Reversion Index(bb)	Fixed rate of 0.15%	5/31/2019	2,000	(33)	(6)	—	27
Total Total Return Index Swaps					$44	$310	$251	$517
Total					$(26)	$184	$528	$738

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2018 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,233, which represents approximately 2.2% of net assets as of June 30, 2018.

(e)
All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,207, which represents approximately 1.2% of net assets as of June 30, 2018.

(f)
Issued with a zero coupon.

(g)
Rate represents the seven-day yield as of June 30, 2018.

(h)
Non-income producing security.

(i)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)
Aims to extract excess return from steepening/flattening trends in the USD swap curve. Designed to perform in both steepening/flattening environments.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	20,731	352.26%
Futures
T 2 5/8 07/31/20	(26,617)	-452.26%
90DAY EURO$ FUTURE Jun 28	(20,731)	-352.26%
T 2 7/8 05/15/28	5,885	100.00%
(k)
Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Sep 18	4,369	100.00%
US 2YR NOTE (CBT) FUTURE Sep 18	(4,369)	-100.00%
US 5YR NOTE (CBT) FUTURE Sep 18	(2,184)	-50.00%
JPN 10Y BOND (OSE) FUTURE Sep 18	1,092	25.00%
EURO-BUND FUTURE Sep 18	1,092	25.00%
US 10YR NOTE (CBT) Sep 18	(1,092)	-25.00%
(l)
Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
CHF/USD CURRENCY FUTURE Sep 18	(482)	-27.58%
EUR/USD CURRENCY FUTURE Sep 18	(410)	-23.48%
JPY/USD CURRENCY FUTURE Sep 18	(359)	-20.53%
NZD/USD CURRENCY FUTURE Sep 18	(353)	-20.22%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Notional	Percentage of Notional
GBP/USD CURRENCY FUTURE Sep 18	(349)	-19.97%
CAD/USD CURRENCY FUTURE Sep 18	(343)	-19.65%
NOK/USD CURRENCY FUTURE Sep 18	(324)	-18.51%
SEK/USD CURRENCY FUTURE Sep 18	(297)	-16.98%
(m)
Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	4,320	100.00%
Futures
SPI 200 FUTURE Sep 18	567	13.12%
FTSE 100 IDX FUTURE Sep 18	396	9.18%
EURO STOXX 50 FUTURE Sep 18	357	8.27%
S&P 500 FUTURE Sep 18	291	6.72%
DAX INDEX FUTURE Sep 18	279	6.46%
NIKKEI 225 (OSE) Sep 18	276	6.39%
NASDAQ 100 E-MINI Sep 18	222	5.13%
HANG SENG IDX FUTURE Jul 18	(217)	-5.02%
(n)
Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
3MO EURO EURIBOR FUTURE Mar 20	6,540	150.00%
3MO EURO EURIBOR FUTURE Jun 20	6,540	150.00%
3MO EURO EURIBOR FUTURE Sep 20	6,540	150.00%
3MO EURO EURIBOR FUTURE Dec 20	6,540	150.00%
90DAY EURO$FUTURE Mar 20	(6,540)	-150.00%
90DAY EURO$FUTURE Jun 20	(6,540)	-150.00%
90DAY EURO$FUTURE Sep 20	(6,540)	-150.00%
90DAY EURO$FUTURE Dec 20	(6,540)	-150.00%
90DAY STERLING FUTURE Mar 20	3,270	75.00%
90DAY STERLING FUTURE Jun 20	3,270	75.00%
90DAY STERLING FUTURE Sep 20	3,270	75.00%
90DAY STERLING FUTURE Dec 20	3,270	75.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

(o)
Barclays Cross-Asset Trend constituent. Uses a rolling series of the most liquid front and deferred futures contracts across the six asset classes from all the major exchanges globally. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
IDR/USD CURRENCY FUTURE Aug 18	(898)	-33.08%
PHP/USD CURRENCY FUTURE Jul 18	(798)	-29.42%
TWD/USD CURRENCY FUTURE Jul 18	(767)	-28.26%
IDR/USD CURRENCY FUTURE Aug 18	(708)	-26.08%
USD/SGD CURRENCY FUTURE Aug 18	(682)	-25.14%
ILS/USD CURRENCY FUTURE Sep 18	(521)	-19.20%
KRW/USD CURRENCY FUTURE Sep 18	(483)	-17.82%
CZK/USD CURRENCY FUTURE Sep 18	(400)	-14.73%
HUF/USD CURRENCY FUTURE Sep 18	(399)	-14.70%
PLN/USD CURRENCY FUTURE Sep 18	(328)	-12.10%
BRL/USD CURRENCY FUTURE Aug 18	(275)	-10.13%
ZAR/USD CURRENCY FUTURE Sep 18	(235)	-8.67%
TRY/USD CURRENCY FUTURE Sep 18	(193)	-7.10%
RUB/USD CURRENCY FUTURE Sep 18	(156)	-5.75%
(p)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	955	31.50%
(q)
Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
EURO 10YR/20YR SWAPTION	2,286	132.89%
EURO 10YR/20YR SWAP	(823)	-47.83%
(r)
Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
US DOLLAR 10YR/20YR SWAPTION	3,975	198.50%
US DOLLAR 10YR/20YR SWAP	(1,126)	-56.23%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

(s)
Seeks to buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. “Carry”) and monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. “Value”).

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/MXN 1 MO FORWARD	3,628	46.10%
USD/TRY 1 MO FORWARD	3,557	45.20%
USD/CHF 1MO FORWARD	(3,487)	-44.32%
USD/ZAR 1MO FORWARD	2,993	38.03%
USD/NOK 1 MO FORWARD	1,745	22.17%
USD/INR 1MO FORWARD	1,736	22.06%
USD/SGD 1 MO FORWARD	(1,730)	-21.99%
USD/KRW 1 MO FORWARD	(1,709)	-21.72%
USD/NZD 1 MO FORWARD	(1,706)	-21.68%
USD/EUR 1MO FORWARD	(1,671)	-21.24%
USD/ILS 1MO FORWARD	(1,272)	-16.16%
USD/JPY 1 MO FORWARD	(1,107)	-14.07%
USD/HUF 1MO FORWARD	(743)	-9.44%
USD/TWD 1MO FORWARD	(479)	-6.09%
USD/PHP 1MO FORWARD	413	5.24%
USD/RUB 1 MO FORWARD	334	4.24%
USD/IDR 1 MO FORWARD	(329)	-4.18%
USD/SEK 1 MO FORWARD	0	0.00%
USD/GBP 1 MO FORWARD	(0)	0.00%
USD/BRL 1MO FORWARD	0	0.00%
(t)
Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs’ proprietary strategies across four asset classes—FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Sep 18	7,723	133.19%
US 2YR NOTE (CBT) FUTURE Sep 18	(7,560)	-130.38%
3MO EURO EURIBOR Sep 19	5,768	99.47%
3MO EURO EURIBOR Dec 19	5,763	99.39%
90DAY STERLING FUTURE Dec 18	5,689	98.10%
90DAY EURO$FUTURE Dec 18	(5,654)	-97.51%
90DAY EURO$FUTURE Mar 19	(5,647)	-97.38%
90DAY EURO$FUTURE Sep 19	(5,638)	-97.22%
90DAY EURO$FUTURE Dec 19	(5,635)	-97.17%
90DAY STERLING FUTURE Mar 19	5,205	89.77%
90DAY STERLING FUTURE Sep 19	3,624	62.50%
EURO-BOBL FUTURE Sep 18	3,064	52.84%
US 5YR NOTE (CBT) FUTURE Sep 18	(2,789)	-48.10%
JPN 10Y BOND (OSE) FUTURE Sep 18	2,308	39.80%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Notional	Percentage of Notional
3MO EURO EURIBOR Mar 19	2,088	36.01%
EURO-BUND FUTURE Sep 18	1,536	26.49%
US 10YR NOTE (CBT) Sep 18	(1,530)	-26.38%
LONG GILT FUTURE Sep 18	1,442	24.87%
90DAY STERLING FUTURE Dec 19	1,025	17.68%
US LONG BOND (CBT) Sep 18	(896)	-15.45%
TWD/USD CURRENCY FUTURE Jul 18	(776)	-13.39%
PHP/USD CURRENCY FUTURE Jul 18	(776)	-13.39%
IDR/USD CURRENCY FUTURE Aug 18	(625)	-10.78%
IDR/USD CURRENCY FUTURE Aug 18	(604)	-10.41%
3MO EURO EURIBOR FUTURE Dec 18	(557)	-9.60%
CHF/USD CURRENCY FUTURE Sep 18	(537)	-9.27%
ILS/USD CURRENCY FUTURE Sep 18	(514)	-8.86%
EUR/USD CURRENCY FUTURE Sep 18	(440)	-7.58%
USD/SGD CURRENCY FUTURE Aug 18	(431)	-7.44%
GBP/USD CURRENCY FUTURE Sep 18	(391)	-6.74%
JPY/USD CURRENCY FUTURE Sep 18	(391)	-6.74%
AUD/USD CURRENCY FUTURE Sep 18	(366)	-6.32%
NZD/USD CURRENCY FUTURE Sep 18	(366)	-6.32%
CZK/USD CURRENCY FUTURE Sep 18	(352)	-6.06%
CAD/USD CURRENCY FUTURE Sep 18	(342)	-5.90%
HUF/USD CURRENCY FUTURE Sep 18	(325)	-5.60%
NOK/USD CURRENCY FUTURE Sep 18	(318)	-5.48%
USD/CLP CURRENCY FUTURE Aug 18	(298)	-5.13%
PLN/USD CURRENCY FUTURE Sep 18	(298)	-5.13%
USD/CNH CURRENCY FUTURE Sep 18	280	4.83%
SEK/USD CURRENCY FUTURE Sep 18	(269)	-4.63%
MXN/USD CURRENCY FUTURE Sep 18	(216)	-3.73%
S&P/TSX 60 IX FUTURE Sep 18	213	3.67%
SPI 200 FUTURES Jul 18	212	3.66%
CAC40 10 EURO FUTURE Jul 18	190	3.27%
BRL/USD CURRENCY FUTURE Aug 18	(189)	-3.27%
AMSTERDAM IDX FUTURE Jul 18	185	3.20%
FTSE 100 IDX FUTURE Sep 18	174	2.99%
SWISS MKT IX FUTURE Sep 18	(161)	-2.77%
TOPIX INDX FUTURE Sep 18	155	2.67%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

(u)
Provides exposure with a long position in the GS EFI Index and a short beta adjusted position in MSCI World Index. Geared towards optimal exposure to global equities exhibiting favorable factors of low beta, value, quality, momentum, and size.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Amazon.com Inc	(154)	(262)	-3.81%
Apple Inc	(1,413)	(262)	-3.79%
Microsoft Corp	(2,630)	(259)	-3.76%
CenterPoint Energy Inc	9,033	250	3.63%
Exelon Corp	5,860	250	3.62%
Koninklijke Ahold Delhaize NV	10,387	249	3.61%
Tyson Foods Inc	3,606	248	3.60%
Kohl’s Corp	3,401	248	3.59%
Centene Corp	2,001	246	3.57%
Rockwell Collins Inc	1,808	243	3.53%
Vertex Pharmaceuticals Inc	1,385	235	3.41%
Covestro AG	2,634	235	3.41%
JPMorgan Chase & Co	(2,247)	(234)	-3.40%
Humana Inc	786	234	3.39%
Fifth Third Bancorp	8,074	232	3.36%
Progressive Corp/The	3,899	231	3.34%
Alphabet Inc	(206)	(230)	-3.33%
T Rowe Price Group Inc	1,979	230	3.33%
Exxon Mobil Corp	(2,775)	(230)	-3.33%
Intesa Sanpaolo SpA	78,643	228	3.31%
Nippon Telegraph & Telephone C	5,013	228	3.30%
Phillips 66	2,029	228	3.30%
Estee Lauder Cos Inc/The	1,584	226	3.28%
HollyFrontier Corp	3,293	225	3.27%
LyondellBasell Industries NV	2,047	225	3.26%
Citizens Financial Group Inc	5,778	225	3.26%
Regions Financial Corp	12,633	225	3.26%
Host Hotels & Resorts Inc	10,594	223	3.24%
Eaton Corp PLC	2,974	222	3.22%
Valero Energy Corp	2,003	222	3.22%
Alphabet Inc	(195)	(221)	-3.20%
Cognizant Technology Solutions	2,793	221	3.20%
Michael Kors Holdings Ltd	3,235	215	3.12%
Johnson & Johnson	(1,757)	(213)	-3.09%
Align Technology Inc	622	213	3.08%
Gap Inc/The	6,383	207	3.00%
Marathon Petroleum Corp	2,916	205	2.97%
Accenture PLC	1,205	197	2.86%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Intuit Inc	965	197	2.86%
Novo Nordisk A/S	4,167	193	2.80%
Repsol SA	9,723	190	2.76%
Akamai Technologies Inc	2,558	187	2.72%
Deutsche Lufthansa AG	7,766	187	2.71%
Micron Technology Inc	3,470	182	2.64%
Astellas Pharma Inc	11,857	181	2.62%
Bank of America Corp	(6,373)	(180)	-2.60%
T-Mobile US Inc	3,001	179	2.60%
IAC/InterActiveCorp	1,125	172	2.49%
Wells Fargo & Co	(3,063)	(170)	-2.46%
Steel Dynamics Inc	3,672	169	2.45%
(v)
Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Sep 18	8,426	57.12%
US 2YR NOTE (CBT) FUTURE Sep 18	8,425	57.12%
JPN 10Y BOND (OSE) FUTURE Sep 18	8,425	57.12%
US 5YR NOTE (CBT) FUTURE Sep 18	3,159	21.42%
US 10YR NOTE (CBT) FUTURE Sep 18	1,580	10.71%
(w)
Market neutral strategy that seeks to provide exposure to 5 well-known and researched equity risk premia: Low Beta, Size, Value, Momentum and Quality.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Vertex Pharmaceuticals Inc	(269)	(46)	-1.14%
Concho Resources Inc	(325)	(45)	-1.12%
Apache Corp	(959)	(45)	-1.12%
Regeneron Pharmaceuticals Inc	(128)	(44)	-1.11%
Parsley Energy Inc	(1,454)	(44)	-1.10%
Rolls-Royce Holdings PLC	(34)	(44)	-1.10%
Liberty Media Corp-Liberty For	(1,184)	(44)	-1.10%
West Fraser Timber Co Ltd	636	44	1.10%
Antero Resources Corp	2,046	44	1.09%
Devon Energy Corp	(993)	(44)	-1.09%
Shire PLC	(8)	(44)	-1.09%
General Electric Co	(3,177)	(43)	-1.08%
Equinix Inc	(101)	(43)	-1.08%
ConocoPhillips	621	43	1.08%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Tenaris SA	(2,350)	(43)	-1.08%
Digital Realty Trust Inc	(385)	(43)	-1.08%
Anheuser-Busch InBev SA/NV	(424)	(43)	-1.07%
Covestro AG	479	43	1.07%
PG&E Corp	(1,005)	(43)	-1.07%
LINE Corp	(1,022)	(43)	-1.07%
Pioneer Natural Resources Co	(225)	(43)	-1.06%
Edison International	(671)	(42)	-1.06%
Swedish Match AB	854	42	1.06%
J Sainsbury PLC	100	42	1.06%
Juniper Networks Inc	1,543	42	1.06%
British American Tobacco PLC	(8)	(42)	-1.06%
MercadoLibre Inc	(141)	(42)	-1.06%
Nippon Paint Holdings Co Ltd	(981)	(42)	-1.06%
Commonwealth Bank of Australia	(782)	(42)	-1.06%
Marvell Technology Group Ltd	1,966	42	1.05%
Electricite de France SA	(3,061)	(42)	-1.05%
Methanex Corp	595	42	1.05%
QBE Insurance Group Ltd	(5,836)	(42)	-1.05%
Enagas SA	1,439	42	1.05%
Albemarle Corp	(446)	(42)	-1.05%
Bombardier Inc	(10,622)	(42)	-1.05%
Alexion Pharmaceuticals Inc	(339)	(42)	-1.05%
Reckitt Benckiser Group PLC	(5)	(42)	-1.05%
Caltex Australia Ltd	1,744	42	1.05%
Teva Pharmaceutical Industries	(1,725)	(42)	-1.05%
Wm Morrison Supermarkets PLC	126	42	1.05%
ONEOK Inc	600	42	1.05%
Wells Fargo & Co	(756)	(42)	-1.05%
Encana Corp	(3,205)	(42)	-1.05%
Monster Beverage Corp	(731)	(42)	-1.05%
Baker Hughes a GE Co	(1,268)	(42)	-1.05%
Celgene Corp	(527)	(42)	-1.05%
Coca-Cola Amatil Ltd	6,137	42	1.05%
Koninklijke Ahold Delhaize NV	1,743	42	1.05%
Sempra Energy	(360)	(42)	-1.04%
(x)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	437	14.55%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

(y)
Global developed markets equity strategy designed to allocate to rewarding style factors in a risk-controlled framework. Rule based market-neutral long/short index strategy combining equity value, quality, size, low volatility, and momentum factor exposures using a conditional risk parity allocation framework.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR	—	6,958	102.09%
Common Stock
Equinix Inc	(439)	(189)	-2.77%
General Electric Co	(12,170)	(166)	-2.43%
Tesla Inc	(481)	(165)	-2.42%
Crown Castle International Cor	(1,399)	(151)	-2.21%
AltaGas Ltd	7,266	150	2.20%
RioCan Real Estate Investment	7,815	144	2.11%
H&R Real Estate Investment Tru	9,282	142	2.09%
American Express Co	(1,448)	(142)	-2.08%
Mattel Inc	(8,567)	(141)	-2.06%
AGNC Investment Corp	7,404	138	2.02%
Valero Energy Corp	1,228	136	2.00%
Sempra Energy	(1,159)	(135)	-1.98%
Liberty Global PLC	(4,888)	(130)	-1.91%
Liberty Global PLC	(4,650)	(128)	-1.88%
Leidos Holdings Inc	2,134	126	1.85%
Avery Dennison Corp	1,219	124	1.83%
Inter Pipeline Ltd	6,582	123	1.81%
Liberty Media Corp-Liberty For	(3,308)	(123)	-1.80%
Williams Cos Inc/The	4,517	122	1.80%
PG&E Corp	(2,866)	(122)	-1.79%
Western Union Co/The	5,840	119	1.74%
Parsley Energy Inc	(3,864)	(117)	-1.72%
Anheuser-Busch InBev SA/NV	(1,147)	(116)	-1.70%
NIKE Inc	(1,398)	(111)	-1.63%
SmartCentres Real Estate Inves	4,670	109	1.59%
Arrow Electronics Inc	1,441	109	1.59%
Juniper Networks Inc	3,943	108	1.59%
Incyte Corp	(1,595)	(107)	-1.57%
Chemours Co/The	2,399	106	1.56%
Metro Inc	3,093	105	1.54%
Under Armour Inc	(4,961)	(105)	-1.53%
Avnet Inc	2,434	104	1.53%
Coca-Cola Co/The	(2,374)	(104)	-1.53%
Seagate Technology PLC	1,796	101	1.49%
First Capital Realty Inc	6,367	100	1.47%
Vistra Energy Corp	(4,226)	(100)	-1.47%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Pentair PLC	2,362	99	1.46%
Schlumberger Ltd	(1,460)	(98)	-1.44%
Walmart Inc	(1,127)	(97)	-1.42%
Jack Henry & Associates Inc	739	96	1.41%
Honeywell International Inc	(669)	(96)	-1.41%
FLIR Systems Inc	1,837	95	1.40%
HollyFrontier Corp	1,394	95	1.40%
Keyera Corp	3,347	93	1.37%
Gildan Activewear Inc	3,287	93	1.36%
Monster Beverage Corp	(1,614)	(92)	-1.36%
People’s United Financial Inc	5,073	92	1.35%
Marathon Petroleum Corp	1,305	92	1.34%
Linamar Corp	2,050	90	1.32%
(z)
Dynamic strategy designed to provide a hedge in times of equity market stress. The strategy buys VIX futures when risk-off signal is triggered with the size dependent on the magnitude of the risk-off signal.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	1,134	100.00%
(aa)
Market neutral strategy that seeks to provide exposure to 5 well-known and researched equity risk premia: Low Beta, Size, Value, Momentum and Quality.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(6,668)	(1,234)	-8.37%
Alphabet Inc	(823)	(918)	-6.23%
Microsoft Corp	9,230	910	6.17%
Amazon.com Inc	(521)	(885)	-6.00%
Facebook Inc	(3,000)	(583)	-3.95%
Berkshire Hathaway Inc	(3,054)	(570)	-3.87%
JPMorgan Chase & Co	4,224	440	2.99%
Exxon Mobil Corp	5,229	433	2.93%
Johnson & Johnson	3,325	403	2.74%
Bank of America Corp	(13,273)	(374)	-2.54%
Visa Inc	(2,376)	(315)	-2.13%
Chevron Corp	2,371	300	2.03%
Wells Fargo & Co	5,343	296	2.01%
UnitedHealth Group Inc	(1,191)	(292)	-1.98%
Home Depot Inc/The	(1,460)	(285)	-1.93%
Intel Corp	5,583	278	1.88%
Cisco Systems Inc	6,089	262	1.78%
Pfizer Inc	7,168	260	1.76%
Verizon Communications Inc	4,912	247	1.68%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of June 30, 2018
(in thousands, except share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Mastercard Inc	(1,239)	(243)	-1.65%
Citigroup Inc	(3,625)	(243)	-1.65%
Procter & Gamble Co/The	3,019	236	1.60%
Boeing Co/The	(698)	(234)	-1.59%
AT&T Inc	7,280	234	1.59%
Walt Disney Co/The	(2,019)	(212)	-1.44%
DowDuPont Inc	3,068	202	1.37%
Coca-Cola Co/The	4,600	202	1.37%
Merck & Co Inc	3,270	198	1.35%
Comcast Corp	(5,899)	(194)	-1.31%
PepsiCo Inc	1,643	179	1.21%
Oracle Corp	3,966	175	1.19%
Netflix Inc	(440)	(172)	-1.17%
NVIDIA Corp	(716)	(170)	-1.15%
Walmart Inc	1,890	162	1.10%
AbbVie Inc	1,713	159	1.08%
McDonald’s Corp	966	151	1.03%
Philip Morris International In	1,842	149	1.01%
International Business Machine	1,054	147	1.00%
General Electric Co	10,590	144	0.98%
3M Co	724	142	0.97%
Adobe Systems Inc	(583)	(142)	-0.96%
Honeywell International Inc	(976)	(141)	-0.95%
Amgen Inc	709	131	0.89%
NIKE Inc	(1,632)	(130)	-0.88%
Union Pacific Corp	908	129	0.87%
Altria Group Inc	2,244	127	0.86%
Abbott Laboratories	2,049	125	0.85%
Texas Instruments Inc	1,087	120	0.81%
Costco Wholesale Corp	(567)	(118)	-0.80%
United Technologies Corp	947	118	0.80%
(bb)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	1,505	76.08%

F—Federal Funds Effective Rate (As of June 30, 2018, F was 1.91%)
LIBOR—London Interbank Offered Rate (As of June 30, 2018, One Month LIBOR was 2.09%)
USD—US Dollar, JPY—Japanese Yen, CHF—Swiss Franc, CAD—Canadian Dollar, SEK—Swedish Krona, NOK—Norwegian Krone, IDR—Indonesian Rupiah, INR—India Rupee, KRW—South Korean Won, PLN—Polish Zloty, MXN—Mexican Peso, ZAR—South African Rand, SGD—Singapore Dollar, CNH—Chinese Yuan, PHP—Philippine Peso, ILS—Israeli Shekel, CZK—Czech Koruna, EUR—Euro, HUF—Hungarian Forint, RUB—Russian Ruble, NZD—New Zealand Dollar, GBP—British Pound, TRY—Turkish Lira, TWD—Taiwan Dollar, CLP—Chilean Peso, BRL—Brazilian Real, AUD—Australian Dollar
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Statement of Assets and Liabilities
(in thousands, except share and per share data)

June 30, 2018
Assets
Investments, at fair value (amortized cost—$89,064)	$89,199
Cash	2,769
Restricted cash	8,931
Collateral held at broker(1)	3,912
Receivable for investments sold	965
Receivable from Fund shares sold	953
Receivable due from investment manager	349
Interest receivable	374
Unrealized appreciation on total return swaps(2)	528
Upfront payments made on swap contracts	184
Swap income receivable(2)	69
Prepaid expenses and other assets	29
Total assets	$108,262
Liabilities
Investments sold short, at fair value (proceeds $4,284)	$4,495
Unrealized depreciation on total return swaps(2)	738
Payment due to broker	218
Payable for investments purchased	2,357
Common stock repurchased	30
Dividends payable	7
Swap income payable(2)	206
Administrative services expense payable	105
Accounting and administrative fees payable	107
Trustees’ fees payable	20
Interest payable for short sales	2
Other accrued expenses and liabilities	56
Total liabilities	$8,341
Net assets	$99,921
Commitments and contingencies ($439)(3)
Composition of net assets
Common shares, $0.001 par value	$10
Capital in excess of par value	100,229
Accumulated net realized gain (loss)	(432)
Accumulated net investment income (loss)	400
Net unrealized appreciation (depreciation)	(286)
Net assets	$99,921
Class A Shares
Net Assets	$8,655
Shares Outstanding	862,125
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.04
Maximum Offering Price Per Share ($10.04 ÷ 94.25% of net asset value per share)	$10.65
Class I Shares
Net Assets	$91,266
Shares Outstanding	9,070,796
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.06

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Statement of Operations
(in thousands)

Six Months Ended June 30, 2018
Investment income
Interest income	$598
Total investment income	598
Operating expenses
Management fees	424
Administrative services expense	314
Accounting and administrative fees	47
Other professional fees	36
Audit fees	37
Legal fees	25
Trustees’ fees	9
Distribution and service fees—Class A	7
Dividend and interest expense on securities sold short	33
Other general and administrative expenses	89
Total operating expenses	1,021
Less: Expense reimbursement from sponsor(1)	(863)
Net operating expenses	158
Net investment income (loss)	440
Realized and unrealized gain/loss
Net realized gain (loss) on investments	373
Net realized gain (loss) on total return swaps(2)	(1,173)
Net realized gain (loss) on investments sold short	(242)
Net change in unrealized appreciation (depreciation) on investments	160
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(288)
Net change in unrealized appreciation (depreciation) on investments sold short	(231)
Total net realized gain (loss) and unrealized appreciation (depreciation)	(1,401)
Net increase (decrease) in net assets resulting from operations	$(961)

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Statements of Changes in Net Assets
(in thousands)

	Six Months Ended June 30, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Operations
Net investment income (loss)	$440	$187
Net realized gain (loss)	(1,042)	366
Net change in unrealized appreciation (depreciation) on investments	160	(25)
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(288)	78
Net change in unrealized (depreciation) on investments sold short	(231)	20
Net increase (decrease) in net assets resulting from operations	(961)	626
Capital share transactions(2)
Issuance of common shares
Class A	6,710	2,850
Class I	48,978	51,221
Redemption of common shares
Class A	(829)	(2)
Class I	(8,224)	(548)
Net increase in net assets resulting from capital share transactions	46,635	53,521
Total increase in net assets	45,674	54,147
Net assets at beginning of period	54,247	100
Net assets at end of period	$99,921	$54,247
Accumulated net investment income (loss)	$400	$(40)

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Statement of Cash Flows
(in thousands)

Six Months Ended June 30, 2018
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(961)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(42,504)
Securities sold short, net	622
Investments in money market fund, net	(37,537)
Proceeds from sales and repayments of investments	35,897
Upfront payments made (received) on total return swap contracts, net(1)	(262)
Net realized (gain) loss on investments	(373)
Net realized (gain) loss on investments sold short	242
Net change in unrealized (appreciation) depreciation on investments	(160)
Net change in unrealized (appreciation) depreciation on investments sold short	231
Net change in unrealized (appreciation) depreciation on total return swaps(1)	288
Accretion of discount/amortization of premium	168
(Increase) decrease in collateral held at broker	(505)
(Increase) decrease in receivable for investments sold	(965)
(Increase) decrease in expense reimbursement due from investment manager	92
(Increase) decrease in interest receivable	(100)
(Increase) decrease in swap income receivable(1)	(57)
(Increase) decrease in payment due from broker	390
(Increase) decrease in prepaid expenses and other assets	14
Increase (decrease) in payable for investments purchased	2,357
Increase (decrease) in payments due to broker	14
Increase (decrease) in administrative services expense payable	105
Increase (decrease) in accounting and administrative fees payable	(13)
Increase (decrease) in professional fees payable	(50)
Increase (decrease) in dividends payable	4
Increase (decrease) in swap income payable(1)	170
Increase (decrease) in interest payable for short sales	(5)
Increase (decrease) in trustees’ fees payable	9
Increase (decrease) in other accrued expenses and liabilities	(8)
Net cash provided by (used in) operating activities	(42,897)
Cash flows from financing activities
Issuance of common shares	55,562
Repurchases of common shares	(9,023)
Net cash provided by financing activities	46,539
Total increase (decrease) in cash	3,642
Cash and restricted cash at beginning of period	8,058
Cash and restricted cash at end of period(2)	$11,700

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
Balance includes cash of  $2,769 and restricted cash of  $8,931. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s total return swap contracts and short sales.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights—Class A Shares
(in thousands, except share and per share data)

	Six Months Ended June 30, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.18	$10.00
Results of operations
Net investment income(2)	0.05	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.19)	0.13
Net increase (decrease) in net assets resulting from operations	(0.14)	0.18
Net asset value, end of period	$10.04	$10.18
Shares outstanding, end of period	862,125	281,056
Total return(3)(4)	(1.28)%	1.80%
Ratio/Supplemental Data:
Net assets, end of period	$8,655	$2,860
Ratio of net investment income to average net assets(5)	1.05%	0.81%
Ratio of total operating expenses to average net assets(5)	3.26%	5.34%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(2.56)%	(4.57)%
Ratio of net operating expenses to average net assets(5)	0.70%	0.77%
Portfolio turnover rate(4)	158%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017.

(3)
The total return for the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 was calculated by determining the percentage change in net asset value as of the end of each such period. The total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return set forth above represents the total return on the Fund’s investment portfolio during the period and does not represent an actual return to shareholders.

(4)
Not annualized.

(5)
Average daily net assets for the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 are used for these calculations. The six months ended June 30, 2018 period and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 are annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.51)% and (3.76)% for the six months ended June 30, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights—Class I Shares
(in thousands, except share and per share data)

	Six Months Ended June 30, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.19	$10.00
Results of operations
Net investment income(2)	0.07	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.20)	0.13
Net increase (decrease) in net assets resulting from operations	(0.13)	0.19
Net asset value, end of period	$10.06	$10.19
Shares outstanding, end of period	9,070,796	5,043,239
Total return(3)(4)	(1.08)%	1.90%
Ratio/Supplemental Data:
Net assets, end of period	$91,266	$51,387
Ratio of net investment income to average net assets(5)	1.31%	0.88%
Ratio of total operating expenses to average net assets(5)	2.99%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(2.54)%	(4.10)%
Ratio of net operating expenses to average net assets(5)	0.45%	0.52%
Portfolio turnover rate(4)	158%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017.

(3)
The total return for the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 was calculated by determining the percentage change in net asset value as of the end of each such period. The total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return set forth above represents the total return on the Fund’s investment portfolio during the period and does not represent an actual return to shareholders.

(4)
Not annualized.

(5)
Average daily net assets for the six months ended June 30, 2018 and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 are used for these calculations. The six months ended June 30, 2018 period and the period from May 16, 2017 (Commencement of Operations) through December 31, 2017 are annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.23)% and (3.22)% for the six months ended June 30, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements
(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Multi-Strategy Alternatives Fund (the “Fund”) is a separate series of FS Series Trust (the “Trust”). The Trust was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016 and the Fund commenced investment operations on May 16, 2017. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with its own investment objective and policies. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as an open-end management investment company.
The Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As of June 30, 2018, the Fund had one wholly owned subsidiary, FS Alternatives Fund (Cayman) (the “Subsidiary”), through which the Fund may gain exposure to commodities. The unaudited consolidated financial statements include both the Fund’s accounts and the accounts of the Subsidiary.
The Fund’s investment objective is to provide shareholders with positive absolute returns over a complete market cycle. The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of alternative investment strategies. The Fund seeks to provide exposure to alternative strategies with low correlation to equity and fixed income markets, which can enhance portfolio diversification. The strategy is implemented through a rigorous quantitative and qualitative process intended to select high quality underlying managers and alternative beta strategies.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying unaudited consolidated financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Operating results for the six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the year ended December 31, 2018. The Fund has evaluated the impact of subsequent events through the date the consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).
Use of Estimates: The preparation of the Fund’s unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated unaudited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund invests its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

(“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.
FS Fund Advisor, LLC (“FS Fund Advisor’’), the Fund’s investment adviser, values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Fund Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
When determining the fair value of an asset, FS Fund Advisor seeks to determine the price that would be received from the sale of the asset in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that FS Fund Advisor deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Fund’s unaudited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited consolidated financial statements.
The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, FS Fund Advisor uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Fund obtains bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the mid-point of the average bid and ask prices obtained from such sources.

•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Fund Advisor in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, FS Fund Advisor may rely upon valuations obtained from an independent valuation firm.

In making its determination of fair value, FS Fund Advisor may use independent third-party pricing or valuation services; provided that FS Fund Advisor shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Fund Advisor shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that FS Fund Advisor deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. FS Fund Advisor may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as FS Fund Advisor, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Fund Advisor, under the supervision of the Board.
While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by FS Fund Advisor would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Fund believes that these prices will be reliable indicators of fair value.
Revenue Recognition: Security transactions are accounted for on the trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income on the ex-dividend date. The Fund does not accrue as a receivable interest or dividends on loans and securities if it has reason to doubt its ability to collect such income. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount are recorded as interest income. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Income Taxes: The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its unaudited consolidated statement of operations. During the six months ended June 30, 2018, the Fund did not incur any interest or penalties related to unrecognized tax liabilities.
The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Fund enters into swap contracts (other than centrally cleared

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the consolidated schedule of investments.
Options: The Fund may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When the Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund buys a put option, it gives the holder the right to sell and obligates the Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund buys an option, an amount equal to the premium received by the Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, the Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Recent accounting pronouncements: In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows—Restricted Cash” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the changes during the period in the total cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this updated are effective for years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Fund early adopted the standard. Other than the change in presentation of restricted cash on the unaudited consolidated statement of cash flows, the adoption of this standard did not have a material impact on the Fund’s financial statements.
Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize and declare distributions in an amount sufficient to maintain its RIC status each year and to avoid any federal income taxes on income so distributed.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares during the six months ended June 30, 2018 and period from May 16, 2017 (Commencement of Operations) to December 31, 2017:
	For the Six Months Ended June 30, 2018		Period from May 16, 2017 (Commencement of Operations) to December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	663,147	$6,710	281,306	$2,850
Redemptions	(82,078)	(829)	(250)	(2)
Net Proceeds from Class A Share Transactions	581,069	$5,881	281,056	$2,848

	For the Six Months Ended June 30, 2018		Period from May 16, 2017 (Commencement of Operations) to December 31, 2017
Class I Shares(1)	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	4,838,865	$48,978	5,087,128	$51,221
Redemptions	(811,308)	(8,224)	(53,889)	(548)
Net Proceeds from Class I Share Transactions	4,027,557	$40,754	5,033,239	$50,673
Net Proceeds from Fund Share Transactions	4,608,626	$46,635	5,314,295	$53,521

(1)
Class I issued 10,000 common shares at $10 per share for a total amount of  $100 prior to May 16, 2017 (Commencement of Operations).

Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement (“Management Agreement”), dated as of April 25, 2017, by and between the Fund and FS Fund Advisor, FS Fund Advisor is entitled to a management fee in consideration of the advisory services provided by FS Fund Advisor to the Fund. FS Fund Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund. The management fee is calculated and payable quarterly in arrears at the annual rate of 1.25% of the Fund’s average daily net assets during such period. FS Fund Advisor has contractually agreed to waive its management fee until the earlier of  (i) April 30, 2019 or (ii) the date on which the gross proceeds that have been received by the Fund from investors, in aggregate, exceed $175 million.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Pursuant to the administration agreement (“Administration Agreement”), dated as of April 26, 2017, by and between the Fund and FS Fund Advisor, the Fund reimburses FS Fund Advisor for its actual costs incurred in providing administrative services to the Fund, including FS Fund Advisor’s allocable portion of the compensation and related expenses of certain personnel of Franklin Square Holdings, L.P. (“FS Investments”) providing administrative services to the Fund on behalf of FS Fund Advisor. FS Fund Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Fund Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to FS Fund Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Fund Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Fund Advisor. Reimbursements of administrative expenses to FS Fund Advisor are subject to the expense limitation (defined below).
The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement during the six months ended June 30, 2018:
Related Party	Source Agreement	Description	Amount
FS Fund Advisor	Management Agreement	Management Fee(1)	$424
FS Fund Advisor	Administration Agreement	Administrative Services Expenses(2)	$314

(1)
As described above, FS Fund Advisor has contractually agreed to waive the $424 in management fees payable during the six months ended June 30, 2018.

(2)
During the six months ended June 30, 2018, $247 of the accrued administrative services expenses related to the allocation of costs of administrative personnel for services rendered by FS Fund Advisor and the remainder related to other reimbursable expenses. During the six months ended June 30, 2018, $270 of administrative services expenses were paid to FS Fund Advisor.

Expense Limitation Agreement
Pursuant to the expense limitation agreement (“Expense Limitation Agreement”), dated as of April 26, 2017, by and between FS Fund Advisor and the Fund, FS Fund Advisor agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets (the “Expense Limitation”). Amounts waived under the expense limitation may be recouped by or repaid to FS Fund Advisor, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after FS Fund Advisor bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when FS Fund Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement, which became effective April 27, 2017, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by FS Fund Advisor.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

The Expense Limitation Agreement may not be terminated by FS Fund Advisor, but may be terminated by the Board on written notice to FS Fund Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by FS Fund Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Fund to repay FS Fund Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement by either party.
During the six months ended June 30, 2018, the Fund accrued $439 pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay. These amounts may be subject to conditional repayment by the Fund as described above.
Note 5. Distribution and Service Plan
Pursuant to the Distribution and Service Plan, the Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Fund’s Class I shares are not subject to 12b-1 fees.
Note 6. Income Taxes
The Fund’s net investment income on a tax basis for the six months ended June 30, 2018 was $440. As of June 30, 2018, the Fund had $400 of undistributed net investment income on a tax basis.
The following table sets forth a reconciliation between GAAP-basis net investment income and tax-basis net investment income for the six months ended June 30, 2018:
GAAP-basis net investment income (loss)	$440
Non-deductible offering costs	—
Foreign currency gains (losses)	—
Tax-basis net investment income (loss)	$440

As of June 30, 2018, the components of accumulated earnings (loss) on a tax basis were as follows:
Distributable ordinary income	$400
Accumulated capital gains	(432)
Net unrealized appreciation (depreciation)	(286)
Total	$(318)

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $89,064 as of June 30, 2018. Aggregate net unrealized appreciation (depreciation) on a tax basis was $135, which was comprised of gross unrealized appreciation of  $391 and gross unrealized depreciation of  $256, as of June 30, 2018.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Fund may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The Fund may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) whose primary underlying risk exposure is credit risk as of June 30, 2018 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Total return swap contracts	$528(1)	$738(2)
Investments sold short	$—	$4,495(3)

(1)
Unaudited consolidated statement of assets and liabilities location: Unrealized appreciation on total return swaps.

(2)
Unaudited consolidated statement of assets and liabilities location: Unrealized depreciation on total return swaps.

(3)
Unaudited consolidated statement of assets and liabilities location: Investments sold short, at fair value.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported on a gross basis on its unaudited consolidated statement of assets and liabilities, are presented in the table above.
The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of June 30, 2018:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$162	$22	$—	$—	$140
Deutsche Bank	$283	$224	$—	$—	$59
Goldman Sachs International	$18	$18	$—	$—	$—
JPMorgan Chase Bank, N.A.	$65	$65	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Societe Generale	$—	$—	$—	$—	$—

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Financial Instruments (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$22	$22	$—	$—	$—
Deutsche Bank	$224	$224	$—	$—	$—
Goldman Sachs International	$170	$18	$—	$—	$152
JPMorgan Chase Bank, N.A.	$139	$65	$—	$—	$74
Morgan Stanley Capital Services LLC	$156	$—	$—	$—	$156
Societe Generale	$27	$—	$—	$—	$27

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s unaudited consolidated statement of operations whose primary underlying risk exposure is credit risk for the six months ended June 30, 2018 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Total return swap contracts	$(1,173)(1)	$(288)(2)
Investments sold short	$(242)(3)	$(231)(4)

(1)
Unaudited consolidated statement of operations location: Net realized gain (loss) on total return swaps.

(2)
Unaudited consolidated statement of operations location: Net change in unrealized appreciation (depreciation) on total return swaps.

(3)
Unaudited consolidated statement of operations location: Net realized gain (loss) on investments sold short.

(4)
Unaudited consolidated statement of operations location: Net change in unrealized appreciation (depreciation) on investments sold short.

The average notional amount of total return swap contracts outstanding during the six months ended June 30, 2018, which are indicative of the volumes of these derivative types, was $131,878.
Note 8. Investment Portfolio
The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of June 30, 2018:
	Amortized Cost(1)	Fair Value	Percentage of Portfolio(1)
Corporate Bonds	$17,025	$16,866	19%
Convertible Bonds	8,180	8,471	10%
Convertible Preferred Stocks	98	101	0%
Short-Term Investments	63,758	63,760	71%
Put Options Purchased	3	1	0%
	$89,064	$89,199	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Investment Portfolio (continued)

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of June 30, 2018, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of June 30, 2018:
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$63,760	71.5%
Real Estate Investment Trusts	3,590	4.0%
Media Entertainment	3,291	3.7%
Telecommunications	1,831	2.1%
Electronics	1,687	1.9%
Healthcare-Services	1,302	1.5%
Internet	1,249	1.4%
Home Builders	1,054	1.2%
Oil & Gas	901	1.0%
Software	890	1.0%
Pipelines	731	0.8%
Packaging & Containers	729	0.8%
Semiconductors	727	0.8%
Holding Companies-Diversified	723	0.8%
Electric	681	0.8%
Advertising	605	0.7%
Biotechnology	599	0.7%
Aerospace/Defense	540	0.6%
Iron/Steel	498	0.6%
IT Services	477	0.5%
Transportation	448	0.5%
Commercial Services	367	0.4%
Miscellaneous Manufacturing	356	0.4%
Distribution/Wholesale	337	0.4%
Healthcare-Products	310	0.3%
Electrical Computer & Equipment	268	0.3%
Chemicals	223	0.2%
Auto Manufacturers	201	0.2%
Environmental Control	194	0.2%
Construction Materials	152	0.2%
Pharmaceuticals	143	0.2%
Forest Products & Paper	132	0.1%
Entertainment	127	0.1%
Gas	76	0.1%
	$89,199	100.0%

Purchases and sales of securities during the six months ended June 30, 2018, other than short-term securities and U.S. government obligations, were $42,504 and $35,987, respectively.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of June 30, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:
Valuation Inputs
Level 1—Price quotations in active markets	$101
Level 2—Significant other observable inputs	89,098
Level 3—Significant unobservable inputs	—
$89,199

As of June 30, 2018, the Fund’s investments sold short were categorized as follows in the fair value hierarchy:
Valuation Inputs
Level 1—Price quotations in active markets	$(4,329)
Level 2—Significant other observable inputs	(166)
Level 3—Significant unobservable inputs	—
$(4,495)

As of June 30, 2018, the Fund’s total return swaps were categorized as follows in the fair value hierarchy (amount shown represents unrealized gain (loss) at period end):
Valuation Inputs	Assets	Liabilities
Level 1—Price quotations in active markets	$—	$—
Level 2—Significant other observable inputs	528	738
Level 3—Significant unobservable inputs	—	—
	$528	$738

The Fund’s investments as of June 30, 2018 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the preferred equity investments and common equity investments, each of which was traded on an active public market, were valued at their closing price as of June 30, 2018. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments (continued)

The Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation process.
Note 10. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled Additional Description of the Principal Risks of the Fund in the Fund’s prospectus and the Fund’s other filings with the SEC.
Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.
Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Fund (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Fund, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that FS Fund Advisor or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Fund to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.
Derivatives Risk: The Fund may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

FS Multi-Strategy Alternatives Fund
Notes to Consolidated Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Liquidity Risk: Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. The Fund’s ability to pursue its investment strategy may therefore be limited by the Fund’s intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.
Note 11. Commitments and Contingencies
The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Fund Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.
The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, the Fund does not expect that any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Fund’s commitments to FS Fund Advisor and their respective affiliates (including FS Investments).

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent public accounting firm on accounting or financial disclosure matters since its inception.
Form N-Q filings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.
Proxy Voting Policies and Procedures
The Fund has delegated its proxy voting responsibility to FS Fund Advisor, the Fund’s investment adviser. FS Fund Advisor has delegated proxy voting responsibility to the Fund’s investment sub-advisers. Accordingly, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for the Fund are in the best interest of the Fund and its shareholders. Shareholders may obtain a copy of FS Fund Advisor’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to the Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Multi-Strategy Alternatives Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
Not applicable.
Item 6.   Investments.
(a)
The Fund’s unaudited consolidated schedule of investments as of June 30, 2018 is included as part of the Semi-Annual Report included in Item 1 of this semi-annual report on Form N-CSR.

(b)
Not applicable.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13.    Exhibits.
(a)(1)
Not applicable to this semi-annual report on Form N-CSR.

(a)(2)
The certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not applicable.

(b)
The certifications pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President Date: August 29, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: August 29, 2018
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: August 29, 2018